Fidelity Security Life

Insurance Company

FSL Separate Account M

Financial Statements

(With Independent Auditor’s Report Thereon)

December 31, 2021

To the Board of Directors of

Fidelity Security Life Insurance Company

FSL Separate Account M

Opinion

We have audited the accompanying financial statements of Fidelity Security Life Insurance Company FSL Separate Account M (the Separate Account) (composed of the individual subaccounts as indicated in Note 1 to the financial statements), which comprise the statements of net assets as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the related statements of changes in net assets for the years ended December 31, 2021 and 2020, and the related notes to the financial statements.

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial positions of the subaccounts constituting the Separate Account as of December 31, 2021, and the results of their operations for the year then ended, and changes in their net assets for the years ended December 31, 2021 and 2020, in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Separate Account and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Separate Account’s ability to continue as a going concern within one year after the date that the financial statements are available to be issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Separate Account’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

A Professional Accounting Corporation

Covington, LA

April 29, 2022

Fidelity Security Life Insurance Company FSL Separate Account M

Statements of Net Assets

December 31, 2021

	MFS Investment Management				Deutsche Asset Management		Federated Insurance Series
	VIT Value Series—IC	Research International Series—SC	New Discovery Series	Total Return Series	Equity 500 Index Fund	Small Cap Index Fund	Kaufmann Fund II	Government Money Fund II	U.S. Gov’t Securities Fund II	Quality Bond Fund II
Assets
Investments:
MFS VIT Value Series—IC—17,719 shares (cost $344,275)	$428,106	$—	$—	$—	$—	$—	$—	$—	$—	$—
MFS Research International Series—SC—1.46 shares (cost $21)	—	28	—	—	—	—	—	—	—	—
MFS New Discovery Series—719 shares (cost $11,649)	—	—	14,270	—	—	—	—	—	—	—
MFS Total Return Series—3,879 shares (cost $82,156)	—	—	—	105,435	—	—	—	—	—	—
Deutsche Equity 500 Index Fund—4,071 shares (cost $74,658)	—	—	—	—	123,020	—	—	—	—	—
Deutsche Small Cap Index Fund—7,532 shares (cost $100,134)	—	—	—	—	—	140,321	—	—	—	—
Federated Kaufmann Fund II—1,584 shares (cost $27,935)	—	—	—	—	—	—	38,515	—	—	—
Federated Government Money Fund II—64,388 shares (cost $64,388)	—	—	—	—	—	—	—	64,388	—	—
Federated U.S. Gov’t Securities Fund II—125 shares (cost $1,377)	—	—	—	—	—	—	—	—	1,342	—
Federated Quality Bond Fund II—512 shares (cost $5,682)	—	—	—	—	—	—	—	—	—	5,769
UIF Global Strategist—932 shares (cost $8,374)	—	—	—	—	—	—	—	—	—	—
UIF Capital Growth—32,844 shares (cost $1,284,692)	—	—	—	—	—	—	—	—	—	—
UIF US Real Estate—627 shares (cost $10,257)	—	—	—	—	—	—	—	—	—	—
Invesco Van Kampen American Value—1,285 shares (cost $22,125)	—	—	—	—	—	—	—	—	—	—
Invesco Van Kampen Comstock—1,444 shares (cost $22,567)	—	—	—	—	—	—	—	—	—	—
Lord Abbett Growth & Income—17,129 shares (cost $536,818)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Overseas—8,318 shares (cost $281,878)	—	—	—	—	—	—	—	—	—	—

Total assets	428,106	28	14,270	105,435	123,020	140,321	38,515	64,388	1,342	5,769
Liabilities
Accrued mortality and expense risk charge	140	—	7	35	56	63	21	32	—	3

Net assets	$427,966	$28	$14,262	$105,399	$122,964	$140,258	$38,494	$64,356	$1,342	$5,766

(Continued)

Fidelity Security Life Insurance Company FSL Separate Account M

Statements of Net Assets (Continued)

December 31, 2021

	The Universal Institutional Funds, Inc.			Invesco Van Kampen		Lord Abbett Growth & Income	Janus Aspen Overseas Portfolio	Total
	Global Strategist Portfolio	Growth Portfolio	U.S. Real Estate	V.I. American Value	V.I. Comstock
Assets
Investments:
MFS VIT Value Series—IC—17,719 shares (cost $344,275)	$—	$—	$—	$—	$—	$—	$—	$428,106
MFS Research International Series—SC—1.46 shares (cost $21)	—	—	—	—	—	—	—	28
MFS New Discovery Series—719 shares (cost $11,649)	—	—	—	—	—	—	—	14,270
MFS Total Return Series—3,879 shares (cost $82,156)	—	—	—	—	—	—	—	105,435
Deutsche Equity 500 Index Fund—4,071 shares (cost $74,658)	—	—	—	—	—	—	—	123,020
Deutsche Small Cap Index Fund—7,532 shares (cost $100,134)	—	—	—	—	—	—	—	140,321
Federated Kaufmann Fund II—1,584 shares (cost $27,935)	—	—	—	—	—	—	—	38,515
Federated Government Money Fund II—64,388 shares (cost $64,388)	—	—	—	—	—	—	—	64,388
Federated U.S. Gov’t Securities Fund II—125 shares (cost $1,377)	—	—	—	—	—	—	—	1,342
Federated Quality Bond Fund II—512 shares (cost $5,682)	—	—	—	—	—	—	—	5,769
UIF Global Strategist—932 shares (cost $8,374)	10,531	—	—	—	—	—	—	10,531
UIF Capital Growth—32,844 shares (cost $1,284,692)	—	1,764,375	—	—	—	—	—	1,764,375
UIF US Real Estate—627 shares (cost $10,257)	—	—	14,726	—	—	—	—	14,726
Invesco Van Kampen American Value—1,285 shares (cost $22,125)	—	—	—	25,868	—	—	—	25,868
Invesco Van Kampen Comstock—1,444 shares (cost $22,567)	—	—	—	—	30,528	—	—	30,528
Lord Abbett Growth & Income—17,129 shares (cost $536,818)	—	—	—	—	—	685,857	—	685,857
Janus Aspen Overseas—8,318 shares (cost $281,878)	—	—	—	—	—	—	356,916	356,916

Total assets	10,531	1,764,375	14,726	25,868	30,528	685,857	356,916	3,809,995
Liabilities
Accrued mortality and expense risk charge	5	787	5	13	16	342	170	1,695

Net assets	$10,526	$1,763,588	$14,721	$25,856	$30,512	$685,515	$356,746	$3,808,299

See independent auditor’s report and notes to financial statements.

Fidelity Security Life Insurance Company FSL Separate Account M

Statements of Operations

Year Ended December 31, 2021

	MFS Investment Management				Deutsche Asset Management		Federated Insurance Series
	VIT Value Series—IC	Research International Series—SC	New Discovery Series	Total Return Series	Equity 500 Index Fund	Small Cap Index Fund	Kaufmann Fund II	Government Money Fund II	U.S. Gov’t Securities Fund II	Quality Bond Fund II
Investment income (loss):
Investment income distributions from underlying mutual funds	$4,599	$—	$—	$1,641	$1,579	$1,165	$2,587	$1	$29	$148
Mortality and expense charges and administrative charges	(3,658)	—	(221)	(950)	(1,439)	(1,836)	(581)	(859)	(12)	(79)

Net investment income (loss)	941	—	(221)	691	140	(671)	2,006	(858)	17	69

Realized gains (losses) on investments:
Capital gain distributions	9,041	1	2,679	4,977	4,631	8,100	—	—	—	52
Realized gain (loss) on sale of fund shares	1,925	—	103	1,700	609	661	225	—	(3)	—

Net realized gains (losses) on investments	10,965	1	2,782	6,677	5,240	8,761	225	—	(3)	52

Net change in unrealized appreciation (depreciation) on investments	72,127	1	(2,550)	4,954	20,559	7,965	(1,856)	—	(56)	(284)

Increase (decrease) in net assets from operations	$84,034	$3	$11	$12,322	$25,939	$16,055	$374	$(858)	$(42)	$(163)

(Continued)

Fidelity Security Life Insurance Company FSL Separate Account M

Statements of Operations (Continued)

Year Ended December 31, 2021

	The Universal Institutional Funds, Inc.			Invesco Van Kampen
	Global Strategist Portfolio	Growth Portfolio	U.S. Real Estate	V.I. American Value	V.I. Comstock	Lord Abbett Growth & Income	Janus Aspen Overseas Portfolio	Total
Investment income (loss):
Investment income distributions from underlying mutual funds	$536	$—	$260	$108	$517	$6,850	$4,059	$24,080
Mortality and expense charges and administrative charges	(134)	(25,605)	(130)	(364)	(432)	(9,229)	(4,517)	(50,046)

Net investment income (loss)	402	(25,605)	130	(256)	85	(2,379)	(458)	(25,966)

Realized gains (losses) on investments:
Capital gain distributions	—	488,265	—	—	—	70,234	—	587,980
Realized gain (loss) on sale of fund shares	47	81,339	1,891	2,237	2,713	40,124	(300)	133,272

Net realized gains (losses) on investments	47	569,604	1,891	2,237	2,713	110,358	(300)	721,252

Change in unrealized appreciation (depreciation) on investments	237	(558,156)	2,238	3,795	5,026	49,607	39,769	(356,624)

Increase (decrease) in net assets from operations	$686	$(14,157)	$4,259	$5,776	$7,825	$157,586	$39,012	$338,662

See independent auditor’s report and notes to financial statements.

Fidelity Security Life Insurance Company FSL Separate Account M

Statements of Changes in Net Assets

Year Ended December 31, 2021

	MFS Investment Management				Deutsche Asset Management		Federated Insurance Series
	VIT Value Series—IC	Research International Series—SC	New Discovery Series	Total Return Series	Equity 500 Index Fund	Small Cap Index Fund	Kaufmann Fund II	Government Money Fund II	U.S. Gov’t Securities Fund II	Quality Bond Fund II
Operations:
Net investment income (loss)	$941	$—	$(221)	$691	$140	$(671)	$2,006	$(858)	$17	$69
Net realized gains (losses) on investments	10,965	1	2,782	6,677	5,240	8,761	225	—	(3)	52
Net change in unrealized appreciation (depreciation) on investments	72,127	1	(2,550)	4,954	20,559	7,965	(1,856)	—	(56)	(284)

Net increase (decrease) in net assets from operations	84,034	3	11	12,322	25,939	16,055	374	(858)	(42)	(163)

Payments and withdrawals:
Premium transfers in	—	—	—	—	121	820	60	275	—	—
Transfers out from contract-related transactions	(9,315)	—	—	(5,844)	—	—	—	(2,860)	(84)	(101)
Transfers between separate accounts and general account	—	—	—	—	—	—	—	—	—	—
Policy loan transfers	—	—	—	—	—	—	—	—	—	—

Payments and withdrawals	(9,315)	—	—	(5,844)	121	820	60	(2,585)	(84)	(101)

Increase (decrease) in net assets	74,718	3	11	6,478	26,060	16,875	434	(3,443)	(126)	(263)
Beginning of year net assets	353,248	25	14,251	98,921	96,904	123,383	38,060	67,799	1,468	6,029

End of year net assets	$427,966	$28	$14,262	$105,399	$122,964	$140,258	$38,494	$64,356	$1,342	$5,766

(Continued)

Fidelity Security Life Insurance Company FSL Separate Account M

Statements of Changes in Net Assets (Continued)

Year Ended December 31, 2021

	The Universal Institutional Funds, Inc.			Invesco Van Kampen		Lord Abbett Growth & Income	Janus Aspen Overseas Portfolio	Total
	Global Strategist Portfolio	Growth Portfolio	U.S. Real Estate	V.I. American Value	V.I. Comstock
Operations:
Net investment income (loss)	$402	$(25,605)	$130	$(256)	$85	$(2,379)	$(458)	$(25,966)
Net realized gains (losses) on investments	47	569,604	1,891	2,237	2,713	110,358	(300)	721,252
Net change in unrealized appreciation (depreciation) on investments	237	(558,156)	2,238	3,795	5,026	49,607	39,769	(356,624)

Net increase (decrease) in net assets from operations	686	(14,157)	4,259	5,776	7,825	157,586	39,012	338,662

Payments and withdrawals:
Premium transfers in	—	2,575	—	60	—	4,250	395	8,556
Transfers out from contract-related transactions	—	(93,030)	(4,480)	(6,703)	(6,846)	(47,052)	(5,174)	(181,489)
Transfers between separate accounts and general account	—	(13,425)	—	—	—	(27,730)	—	(41,156)
Policy loan transfers	—	—	—	—	—	—	—	—

Payments and withdrawals	—	(103,880)	(4,480)	(6,643)	(6,846)	(70,532)	(4,779)	(214,088)

Increase (decrease) in net assets	686	(118,037)	(222)	(867)	979	87,054	34,233	124,574
Beginning of year net assets	9,840	1,881,625	14,942	26,723	29,533	598,461	322,513	3,683,725

End of year net assets	$10,526	$1,763,588	$14,721	$25,856	$30,512	$685,515	$356,746	$3,808,299

See independent auditor’s report and notes to financial statements.

Fidelity Security Life Insurance Company FSL Separate Account M

Statements of Changes in Net Assets

Year Ended December 31, 2020

	MFS Investment Management				Deutsche Asset Management		Federated Insurance Series
	VIT Value Series—IC	Research International Series—SC	New Discovery Series	Total Return Series	Equity 500 Index Fund	Small Cap Index Fund	Kaufmann Fund II	Government Money Fund II	U.S. Gov’t Securities Fund II	Quality Bond Fund II
Operations:
Net investment income (loss)	$1,423	$—	$(161)	$1,056	$306	$(198)	$2,436	$(786)	$22	$96
Net realized gains (losses) on investments	13,784	1	1,194	2,537	5,118	9,833	172	—	—	1
Net change in unrealized appreciation (depreciation) on investments	(8,211)	2	3,283	4,169	8,649	9,792	5,448	—	55	281

Net increase (decrease) in net assets from operations	6,996	3	4,316	7,762	14,073	19,426	8,055	(786)	77	377

Payments and withdrawals:
Premium transfers in	—	—	—	—	151	850	75	300	—	—
Transfers out from contract-related transactions	(8,316)	—	—	—	—	—	—	(3,511)	—	—
Transfers between separate accounts and general account	—	—	—	—	—	—	—	(4,341)	—	—
Policy loan transfers	—	—	—	—	—	1,520	—	—	—	—

Payments and withdrawals	(8,316)	—	—	—	151	2,370	75	(7,552)	—	—

Increase (decrease) in net assets	(1,320)	3	4,316	7,762	14,224	21,796	8,130	(8,338)	77	377
Beginning of year net assets	354,568	22	9,935	91,159	82,680	101,587	29,930	76,137	1,391	5,652

End of year net assets	$353,248	$25	$14,251	$98,921	$96,904	$123,383	$38,060	$67,799	$1,468	$6,029

(Continued)

Fidelity Security Life Insurance Company FSL Separate Account M

Statements of Changes in Net Assets (Continued)

Year Ended December 31, 2020

	The Universal Institutional Funds, Inc.			Invesco Van Kampen		Lord Abbett Growth & Income	Janus Aspen Overseas Portfolio	Total
	Global Strategist Portfolio	Growth Portfolio	U.S. Real Estate	V.I. American Value	V.I. Comstock
Operations:
Net investment income (loss)	$17	$1,327	$245	$113	$266	$2,097	$235	$8,492
Net realized gains (losses) on investments	668	226,402	456	49	743	6,876	(10,181)	257,652
Net change in unrealized appreciation (depreciation) on investments	158	838,732	(3,926)	(242)	(1,707)	(1,555)	52,122	907,050

Net increase (decrease) in net assets from operations	843	1,066,461	(3,225)	(80)	(698)	7,418	42,175	1,173,194

Payments and withdrawals:
Premium transfers in	—	3,825	—	76	—	6,675	450	12,402
Transfers out from contract-related transactions	—	(96,194)	—	—	—	(11,794)	(9,416)	(129,231)
Transfers between separate accounts and general account	—	(46,252)	—	—	—	—	(8,725)	(59,318)
Policy loan transfers	—	2,253	—	—	—	1,520	—	5,292

Payments and withdrawals	—	(136,368)	—	76	—	(3,600)	(17,691)	(170,855)

Increase (decrease) in net assets	843	930,093	(3,225)	(4)	(698)	3,818	24,485	1,002,339
Beginning of year net assets	8,997	951,532	18,167	26,727	30,231	594,643	298,028	2,681,386

End of year net assets	$9,840	$1,881,625	$14,942	$26,723	$29,533	$598,461	$322,513	$3,683,725

See independent auditor’s report and notes to financial statements.

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 1. Organization

The FSL Separate Account M (the Separate Account), marketed as FSL Flexible Premium Variable Annuity (the Contract), is a segregated investment account of Fidelity Security Life Insurance Company (the Company). The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account was established by the Company on May 14, 1999, and commenced operations on May 20, 1999. All deposits received by the Separate Account are invested in one or more of the investment options, as listed below, in accordance with the selection made by the contract owner.

The Contract has 18 investment choices, one fixed account and 17 investment options (subaccounts). The fixed account is part of the general assets of the Company and provides an investment rate guaranteed by the Company. The 17 investment options available are portfolios of MFS Investment Management; Lord Abbett Growth & Income; Federated Insurance Series; Deutsche Asset Management; The Universal Institutional Funds, Inc.; Invesco Van Kampen; and Janus Aspen Overseas Portfolio. Collectively, the 17 investment options constitute the assets of the Separate Account. These subaccounts and their objectives are as follows:

Fund	Fund Objective
MFS Investment Management:
MFS VIT Value Series—IC	The fund’s investment objective is to seek capital appreciation.
MFS Research International Series—SC	The fund’s investment objective is to seek capital appreciation.
MFS New Discovery Series	The fund’s investment objective is to seek capital appreciation.
MFS Total Return Series	The fund’s investment objective is to seek total return.
Deutsche Asset Management:
Equity 500 Index Fund

The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500), which emphasizes stocks of large U.S. companies.

Small Cap Index Fund	The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Federated Insurance Series:
Kaufmann Fund II	The fund’s investment objective is capital appreciation.
Government Money Fund II

The fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The fund’s investment objective is to provide current income consistent with stability of principal and liquidity.

U.S. Gov’t Securities Fund II	The fund’s investment objective is to provide current income.
Quality Bond Fund II	The fund’s investment objective is to provide current income.
The Universal Institutional Funds, Inc.:
The Universal Institutional Funds Global Strategist Portfolio	The fund seeks total return.
The Universal Institutional Funds Growth Portfolio	The fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large-capitalization companies.

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 1. Organization (Continued)

Fund	Fund Objective
The Universal Institutional Funds, Inc. (continued):
The Universal Institutional Funds U.S. Real Estate Portfolio

The fund seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Invesco Van Kampen:
Invesco V.I. American Value Fund	The fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
Invesco V.I. Comstock Fund

The fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks.

Lord Abbett Growth & Income	The fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.
Janus Aspen Overseas Portfolio	The fund seeks long-term growth of capital.

Note 2. Summary of Significant Accounting Policies

The significant accounting policies of the Separate Account are:

Basis of presentation: The financial statements have been prepared with U.S. generally accepted accounting principles (GAAP). The Separate Account is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services — Investment Companies.

Investment valuation: Investments in mutual fund shares are stated at fair value, which is the closing net asset value per share of the underlying mutual fund.

Securities transactions and investment income: Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold, and the corresponding capital gains and losses are determined on a specific-identification basis. Interest and dividend income, unrealized gains, and capital gains distributions paid by the funds to the Separate Account are reinvested in additional shares of each respective subaccount and are allocated to the contracts on each valuation date based on each individual annuity contract’s pro rata share of the net assets of the investment option as of the beginning of the valuation date.

Unit valuations: Investments are tracked using an accumulation unit. Contract owners may elect to own lump-sum units or easy-pay units depending on the payment plan selected (see Note 5). Every business day, the value of the accumulation unit is determined after the New York Stock Exchange closes. The value is determined by computing the change in the published net asset value for the investment option from the previous day to the current business day; subtracting any charges, including the product expense charge and any taxes; and multiplying the previous business day’s accumulation unit value by this result.

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 2. Summary of Significant Accounting Policies (Continued)

Federal income tax: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company periodically reviews the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Risks and uncertainties: Certain risks and uncertainties are inherent to the Separate Account’s day-to-day operations and to the process of preparing its financial statements. The more significant of those risks and uncertainties, as well as the Separate Account’s method for mitigating the risks, are presented below and throughout the notes to the financial statements.

Investments: The Separate Account invests in mutual fund shares and, as such, is exposed to the same risks as the underlying mutual funds, such as interest rate and market and credit risks. Due to the level of risk associated with these investments in mutual funds, it is at least reasonably possible that changes in the values of the underlying funds will occur in the near term and that such changes could materially affect policyholders’ account balances and the amounts reported in the statement of net assets.

Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Statement of cash flows: The Separate Account has elected not to provide a statement of cash flows as permitted by GAAP, as all the following conditions have been met:

•	During the year, substantially all of the Separate Account’s investments were categorized as Level 1 in the fair value hierarchy;

•	Substantially all of the Separate Account’s investments are carried at fair value;

•	The Separate Account had little or no debt during the year; and

•	The Separate Accounts’ financial statements include a statement of changes in net assets.

Subsequent events: All of the effects of subsequent events that provide additional evidence about conditions that existed at the statement of net assets date, including the estimates inherent in the process of preparing financial statements, are recognized in the financial statements. The Company does not recognize subsequent events that provide evidence about conditions that did not exist at the statement of net assets date but arose after, but before the financial statements are available to be issued. In some cases, nonrecognized subsequent events are disclosed to keep the financial statements from being misleading.

On March 11, 2020, the World Health Organization has declared the outbreak to constitute a “Public Health Emergency of International Concern.” The extent of the impact of COVID-19 on our operational and financial performance will depend on certain developments, including the duration and spread of the outbreak, impact on our customers, employees and vendors all of which are uncertain and cannot be predicted.

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 2. Summary of Significant Accounting Policies (Continued)

Subsequent events have been evaluated through April 28, 2022, which is the date that the financial statements were available to be issued.

Note 3. Fair Value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Separate Account utilizes valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs. Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability.

Assets and liabilities recorded at fair value are categorized within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1: Quoted market prices in active markets for identical assets or liabilities

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3: Unobservable inputs that are not corroborated by market data

At December 31, 2021, the only assets of each subaccount were investments in shares of open-end mutual funds that are actively traded. Accordingly, as of December 31, 2021, all investments of each subaccount were classified as Level 1 under the disclosure hierarchy.

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investment options, net of expenses, for the years ended December 31, 2021 and 2020, were as follows:

	2021		2020
	Purchases	Sales	Purchases	Sales
MFS Investment Management:
VIT Value Series—IC		$9,315	$—	$8,316
Research International Series—SC	—	—	—	—
New Discovery Series	—	—	—	—
Total Return Series	—	5,844	—	—
Deutsche Asset Management:
Equity 500 Index Fund	121	—	151	—
Small Cap Index Fund	820	—	2,370	—
Federated Insurance Series:
Kaufmann Fund II	60	—	74	—
U.S. Gov’t Securities Fund II	—	84	300	7,852
Government Money Fund II	275	2,860	—	—
Quality Bond Fund II	—	101	—	—
The Universal Institutional Funds, Inc.:
Global Strategist Portfolio	—	—	—	—
Growth Portfolio	2,575	106,455	5,989	142,357
U.S. Real Estate	—	4,480	—	—
Invesco Van Kampen:
Van Kampen V.I. American Value	60	6,703	76	—
Van Kampen V.I. Comstock	—	6,846	—	—
Lord Abbett Growth & Income	4,250	74,782	8,144	11,744
Janus Aspen Overseas Portfolio	395	5,174	450	18,141

	$8,556	$222,644	$17,554	$188,410

Note 5. Expenses and Related-Party Transactions

Each day the Company makes a deduction from the Separate Account for a mortality and expense risk charge. This charge is for all the insurance benefits (that is, guarantee of annuity rates, the death benefit) and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the Separate Account. The product expense charge is assessed based on the daily unit values of the contract holder’s portion of the assets in the Separate Account. The assessments are as follows:

•	Easy-pay payments—0.90%, on an annual basis, for contracts that have reached a value of $100,000 or more, or 1.50%, on an annual basis, for contracts that have a value of less than $100,000

•	Lump-sum payments—0.90%, on an annual basis

This charge cannot be increased but could be reduced if sales of the Contract are made to individuals or to a group of individuals in such a manner that results in a reduction of the Company’s administrative costs or other savings.

The Company also assesses a transfer charge for each transfer during the accumulation phase more than 12 transfers during a contract year.

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 6. Change in Units Outstanding

The changes in units outstanding for the years ended December 31, 2021, and 2020, were as follows:

	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS Investment Management:
VIT Value Series—IC	—	(275)	(275)	—	(316)	(316)
Research International Series—SC	—	—	—	—	—	—
New Discovery Series	—	—	—	—	—	—
Total Return Series	—	(261)	(261)	—	—	—
Deutsche Asset Management:
Equity 500 Index Fund	3	—	3	5	—	5
Small Cap Index Fund	31	—	31	163	—	163
Federated Insurance Series:
Kaufmann Fund II	2	—	2	2	—	2
Government Money Fund II	29	(305)	(276)	32	(760)	(728)
U.S. Gov’t Securities Fund II	—	(6)	(6)	—	—	—
Quality Bond Fund II	—	(6)	(6)	—	—	—
The Universal Institutional Funds, Inc.:
Global Strategist Portfolio	—	—	—	—	—	—
Growth Portfolio	24	(931)	(907)	105	(1,587)	(1,482)
U.S. Real Estate	—	(237)	(237)	—	—	—
Invesco Van Kampen:
Van Kampen V.I. American Value	2	(286)	(284)	4	—	4
Van Kampen V.I. Comstock	—	(257)	(257)	—	—	—
Lord Abbett Growth & Income	181	(2,971)	(2,790)	479	(655)	(176)
Janus Aspen Overseas Portfolio	9	(121)	(112)	14	(489)	(475)

	281	(5,656)	(5,375)	804	(3,807)	(3,003)

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 7. Financial Highlights

A summary of unit values for variable annuity contracts and the expense ratios, excluding expenses for the underlying fund, for the years ended December 31, 2021, 2020, 2019, 2018, and 2017, follows:

	December 31			Investment Income Ratio (a)	Year Ended December 31
	Units	Unit Fair Value, Lowest to Highest	Net Assets		Expense Ratio (b), Lowest to Highest	Total Return (c), Lowest to Highest
MFS Investment Management:
VIT Value Series—IC:
2021	11,626	33.33 to 36.91	$427,966	1.17	0.90% to 1.50%	23.29% to 24.03%
2020	11,901	27.03 to 29.75	353,248	1.35	0.90% to 1.50%	1.68% to 2.29%
2019	12,217	26.58 to 29.09	354,703	1.92	0.90% to 1.50%	27.58% to 28.35%
2018	12,498	20.84 to 22.66	282,723	1.32	0.90% to 1.50%	(11.70)% to (11.16)%
2017	12,796	23.60 to 25.51	325,813	1.47	0.90% to 1.50%	15.61% to 16.30%
Research International Series—SC:
2021	0	22.10 to 23.02	28	0.69	0.90% to 1.50%	9.61% to 10.27%
2020	1	20.16 to 20.87	25	0.00	0.90% to 1.50%	11.03% to 11.70%
2019	1	18.16 to 18.16	22	0.00	0.90% to 1.50%	25.77% to 26.53%
2018	1	14.44 to 14.77	17	1.53	0.90% to 1.50%	(15.60)% to (15.09)%
2017	1	17.11 to 17.40	20	1.66	0.90% to 1.50%	26.00% to 26.76%
New Discovery Series:
2021	293	48.61 to 53.83	14,262	0.00	0.90% to 1.50%	0.06% to 0.66%
2020	293	48.57 to 53.47	14,251	0.00	0.90% to 1.50%	43.41% to 44.27%
2019	293	33.87 to 37.07	9,942	0.00	0.90% to 1.50%	39.17% to 40.01%
2018	293	24.34 to 26.47	7,137	0.00	0.90% to 1.50%	(3.19)% to (2.60)%
2017	293	25.14 to 27.18	7,371	0.00	0.90% to 1.50%	24.46% to 25.20%
Total Return Series:
2021	4,482	21.33 to 23.62	105,399	1.61	0.90% to 1.50%	12.14% to 12.82%
2020	4,743	19.01 to 20.93	98,921	2.10	0.90% to 1.50%	7.88% to 8.53%
2019	4,743	17.63 to 19.29	91,201	2.16	0.90% to 1.50%	18.33% to 19.04%
2018	4,964	14.90 to 16.21	80,170	2.02	0.90% to 1.50%	(7.28)% to (6.72)%
2017	5,251	16.07 to 17.37	95,170	2.21	0.90% to 1.50%	10.36% to 11.02%
Deutsche Asset Management:
Equity 500 Index Fund:
2021	2,872	41.34 to 45.78	122,964	1.44	0.90% to 1.50%	26.49% to 27.25%
2020	2,869	32.68 to 35.97	96,904	1.66	0.90% to 1.50%	16.33% to 17.04%
2019	2,864	28.09 to 30.74	82,720	1.94	0.90% to 1.50%	29.23% to 30.01%
2018	2,838	21.74 to 23.65	63,284	1.67	0.90% to 1.50%	(5.75)% to (5.18)%
2017	2,812	23.07 to 24.94	66,651	1.63	0.90% to 1.50%	19.73% to 20.45%
Small Cap Index Fund:
2021	5,189	26.34 to 28.78	140,258	0.84	0.90% to 1.50%	12.80% to 13.48%
2020	5,158	23.35 to 25.35	123,383	1.10	0.90% to 1.50%	17.65% to 18.36%
2019	4,996	19.84 to 21.43	101,645	1.05	0.90% to 1.50%	23.36% to 24.10%
2018	4,919	16.08 to 17.27	80,971	0.95	0.90% to 1.50%	(12.56)% to (12.03)%
2017	4,867	18.40 to 19.63	91,440	0.97	0.90% to 1.50%	12.63% to 13.31%

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 7. Financial Highlights (Continued)

	December 31			Investment Income Ratio (a)	Year Ended December 31
	Units	Unit Fair Value, Lowest to Highest	Net Assets		Expense Ratio (b), Lowest to Highest	Total Return (c), Lowest to Highest
Federated Insurance Series:
Kaufmann Fund II:
2021	988	38.92 to 41.78	$38,494	6.67	0.90% to 1.50%	0.98% to 1.59%
2020	987	38.54 to 41.12	38,060	9.01	0.90% to 1.50%	26.87% to 27.64%
2019	984	30.38 to 32.22	29,947	0.00	0.90% to 1.50%	31.19% to 31.98%
2018	1,011	23.16 to 24.41	23,420	0.00	0.90% to 1.50%	2.78% to 3.41%
2017	999	22.53 to 23.61	22,510	0.00	0.90% to 1.50%	26.42% to 27.18%
Government Money Fund II:
2021	6,698	9.28 to 10.28	64,356	0.21	0.90% to 1.50%	(1.48)% to (0.90)%
2020	6,974	9.42 to 10.36	67,799	0.21	0.90% to 1.50%	(1.29)% to (0.70)%
2019	7,702	9.55 to 10.44	76,176	1.64	0.90% to 1.50%	0.11% to 0.72%
2018	9,112	9.54 to 10.37	89,522	1.25	0.90% to 1.50%	(0.26)% to 0.35%
2017	9,310	9.56 to 10.33	91,554	0.31	0.90% to 1.50%	(1.18)% to (0.58)%
U.S. Gov’t Securities Fund II:
2021	94	12.91 to 14.29	1,342	2.04	0.90% to 1.50%	(3.50)% to (2.92)%
2020	100	13.38 to 14.72	1,468	2.37	0.90% to 1.50%	3.64% to 4.27%
2019	100	12.91 to 14.12	1,391	2.43	0.90% to 1.50%	4.32% to 4.95%
2018	101	12.38 to 13.46	1,362	2.42	0.90% to 1.50%	(0.66)% to (0.07)%
2017	107	12.46 to 13.47	1,448	2.36	0.90% to 1.50%	0.41% to 1.01%
Quality Bond Fund II:
2021	365	15.35 to 16.99	5,766	2.50	0.90% to 1.50%	(2.86)% to (2.82)%
2020	371	15.80 to 17.39	6,029	2.99	0.90% to 1.50%	6.51% to 7.15%
2019	371	14.84 to 16.23	5,655	2.92	0.90% to 1.50%	7.82% to 8.46%
2018	384	13.76 to 14.97	5,422	3.09	0.90% to 1.50%	(2.08)% to (1.49)%
2017	416	14.06 to 15.19	5,977	4.20	0.90% to 1.50%	2.49% to 3.10%
The Universal Institutional Funds, Inc.:
Global Strategist Portfolio:
2021	538	18.88 to 20.90	10,526	5.22	0.90% to 1.50%	6.75% to 7.40%
2020	538	17.68 to 19.46	9,840	1.47	0.90% to 1.50%	9.26% to 9.92%
2019	538	16.19 to 17.71	9,003	2.21	0.90% to 1.50%	16.02% to 16.71%
2018	538	13.95 to 15.17	7,685	0.94	0.90% to 1.50%	(7.90)% to (7.35)%
2017	615	15.15 to 16.38	9,548	1.15	0.90% to 1.50%	14.39% to 15.07%
Growth Portfolio:
2021	17,110	100.34 to 111.12	1,763,588	0.00	0.90% to 1.50%	(1.38)% to (0.79)%
2020	18,017	101.74 to 112.00	1,881,625	1.52	0.90% to 1.50%	114.06% to 115.36%
2019	19,499	47.53 to 52.01	952,009	0.00	0.90% to 1.50%	29.84% to 30.63%
2018	23,441	36.61 to 39.81	877,138	0.00	0.90% to 1.50%	5.93% to 6.57%
2017	24,143	34.56 to 37.36	851,890	0.00	0.90% to 1.50%	41.02% to 41.87%

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 7. Financial Highlights (Continued)

	December 31			Investment Income Ratio (a)	Year Ended December 31
	Units	Unit Fair Value, Lowest to Highest	Net Assets		Expense Ratio (b), Lowest to Highest	Total Return (c), Lowest to Highest
The Universal Institutional Funds, Inc. (continued):
U.S. Real Estate:
2021	531	25.08 to 27.78	$14,721	1.97	0.90% to 1.50%	37.72% to 38.55%
2020	768	18.21 to 20.04	14,942	2.77	0.90% to 1.50%	(18.09)% to (17.60)%
2019	768	22.24 to 24.33	18,177	1.88	0.90% to 1.50%	17.17% to 17.87%
2018	769	18.98 to 20.64	15,457	2.75	0.90% to 1.50%	(9.10)% to (8.55)%
2017	778	20.88 to 22.57	17,113	1.64	0.90% to 1.50%	1.58% to 2.19%
Invesco Van Kampen:
V.I. American Value:
2021	931	27.59 to 29.58	25,856	0.44	0.90% to 1.50%	26.05% to 26.80%
2020	1,215	21.89 to 23.33	26,723	1.91	0.90% to 1.50%	(0.39)% to 0.21%
2019	1,211	21.98 to 23.28	26,744	0.72	0.90% to 1.50%	23.16% to 23.90%
2018	1,205	17.84 to 18.79	21,595	0.50	0.90% to 1.50%	(13.95)% to (13.44)%
2017	1,202	20.74 to 21.71	25,013	0.75	0.90% to 1.50%	8.33% to 8.98%
V.I. Comstock:
2021	935	32.46 to 34.80	30,512	1.81	0.90% to 1.50%	31.37% to 32.16%
2020	1,192	24.71 to 26.33	29,533	2.49	0.90% to 1.50%	(2.33)% to (1.74)%
2019	1,192	25.30 to 26.80	30,250	2.03	0.90% to 1.50%	23.44% to 24.18%
2018	1,204	20.50 to 21.58	24,740	1.77	0.90% to 1.50%	(13.48)% to (12.95)%
2017	1,238	23.69 to 24.79	29,360	2.24	0.90% to 1.50%	16.10% to 16.80%
Lord Abbett Growth & Income:
2021	25,792	26.15 to 28.88	685,515	1.04	0.90% to 1.50%	27.10% to 27.86
2020	28,583	20.57 to 22.58	598,461	1.76	0.90% to 1.50%	1.16% to 1.77%
2019	28,758	20.34 to 22.20	594,976	1.69	0.90% to 1.50%	21.39% to 22.82%
2018	29,619	16.85 to 18.28	507,143	1.36	0.90% to 1.50%	(9.52)% to (8.97)%
2017	31,674	18.63 to 20.09	598,921	1.32	0.90% to 1.50%	11.70% to 12.37%

Fidelity Security Life Insurance Company FSL Separate Account M

Notes to Financial Statements

Note 7. Financial Highlights (Continued)

	December 31			Investment Income Ratio (a)	Year Ended December 31
	Units	Unit Fair Value, Lowest to Highest	Net Assets		Expense Ratio (b), Lowest to Highest	Total Return (c), Lowest to Highest
Janus Aspen Overseas Portfolio:
2021	7,929	43.20 to 48.35	$356,746	1.17	0.90% to 1.50%	11.89% to 12.57%
2020	8,040	38.60 to 42.95	322,513	1.35	0.90% to 1.50%	14.56% to 15.25%
2019	8,515	33.70 to 37.27	298,193	1.90	0.90% to 1.50%	25.13% to 25.88%
2018	9,076	26.93 to 29.61	253,137	1.79	0.90% to 1.50%	(16.21)% to (15.71)%
2017	9,963	32.15 to 35.13	330,465	1.69	0.90% to 1.50%	29.17% to 29.95%

(a)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average monthly net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(b)

These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.